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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-3557

                           UMB Scout Stock Fund, Inc.

                              1010 Grand Boulevard

                             Kansas City, MO 64106

                    (Address of principal executive offices)


                        Scout Investment Advisors, Inc.

                              1010 Grand Boulevard

                             Kansas City, MO 64106

                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (816) 860-7512


                        Date of fiscal year end: June 30


          Date of reporting period: July 1, 2004 through June 30, 2005


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ITEM 1. PROXY VOTING RECORD

UMB SCOUT STOCK FUND SERIES VOTING RECORD FOR 7/1/04 TO 3/31/05

For information on the proxy voting record for the UMB Scout Stock Fund series please see UMB Scout Funds' Form N-PX, file #811-09813, CIK 0001105128, filed on August 11, 2005.

UMB SCOUT STOCK SELECT FUND SERIES VOTING RECORD FOR 7/1/04 TO 3/31/05

For information on the proxy voting record for the UMB Stock Select Fund series please see UMB Scout Funds' Form N-PX, file #811-09813, CIK 0001105128, filed on August 11, 2005.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Stock Fund, Inc.


/s/ James L. Moffett
------------------------------
Principal Executive Officer
August 11, 2005